Fair Value Measurements: (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 373,415	$ 271,436
Marketable securities fair value level three	0	47,006
Marketable securities fair value total	373,415	318,442
Convertible notes fair value level two	35,487,640	21,773,229
Convertible notes fair value total	$ 35,487,640	$ 21,773,229